                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7115

                      (Investment Company Act File Number)

                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  9/30/07

              Date of Reporting Period:  Fiscal year ended 9/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$9.79	$9.89	$10.11	$10.23	$10.46
Income From Investment Operations:
Net investment income	0.52	0.48 [2]	0.52	0.43	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	(0.09)	(0.23)	(0.03)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.39	0.29	0.40	0.27
Less Distributions:
Distributions from net investment income	(0.53)	(0.49)	(0.51)	(0.44)	(0.39)
Distributions from net realized gain on investments	--	--	--	(0.08)	(0.11)
TOTAL DISTRIBUTIONS	(0.53)	(0.49)	(0.51)	(0.52)	(0.50)
Net Asset Value, End of Period	$9.72	$9.79	$ 9.89	$10.11	$10.23
Total Return [3]	4.85%	4.11%	2.96%	4.09%	2.62%

Ratios to Average Net Assets:
Net expenses	0.35%	0.33%	0.33%	0.33%	0.31%
Net investment income	5.35%	4.95%	5.11%	4.23%	3.78%
Expense waiver/reimbursement [4]	0.21%	0.39%	0.50%	0.51%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$290,967	$271,216	$260,040	$242,943	$309,572
Portfolio turnover [5]	66%	143%	79%	86%	127%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$9.79	$9.89	$10.11	$10.23	$10.46
Income From Investment Operations:
Net investment income	0.50	0.45 [2]	0.49	0.40	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	(0.09)	(0.23)	(0.03)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.44	0.36	0.26	0.37	0.24
Less Distributions:
Distributions from net investment income	(0.51)	(0.46)	(0.48)	(0.41)	(0.36)
Distributions from net realized gain on investments	--	--	--	(0.08)	(0.11)
TOTAL DISTRIBUTIONS	(0.51)	(0.46)	(0.48)	(0.49)	(0.47)
Net Asset Value, End of Period	$9.72	$9.79	$ 9.89	$10.11	$10.23
Total Return [3]	4.57%	3.82%	2.66%	3.78%	2.31%

Ratios to Average Net Assets:
Net expenses	0.61%	0.62%	0.62%	0.63%	0.61%
Net investment income	5.08%	4.67%	4.80%	3.93%	3.48%
Expense waiver/reimbursement [4]	0.41%	0.44%	0.45%	0.46%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,287	$70,660	$62,647	$51,855	$48,632
Portfolio turnover [5]	66%	143%	79%	86%	127%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,017.30	$1.77
Institutional Service Shares	$1,000	$1,016.00	$3.13
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.96	$3.14

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.62%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period ended September 30, 2007 was 4.85% for the Institutional Shares and 4.57% for the Institutional Service Shares. The Institutional Shares total return consisted of 5.57% taxable dividends and (0.72)% depreciation in the net asset value. The Lehman Brothers Mortgage-Backed Securities Index (LBMBS) 1 returned 5.39%. The fund's total return reflected actual cashflows, transaction costs and other expenses not reflected in the total return of the LBMBS.

During the reporting period, the fund's investment strategy focused on: (a) the effective duration of the portfolio; 2 (b) sector allocation; and (c) yield curve strategy.

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares.

MARKET OVERVIEW

A slowing economy and the problematic subprime mortgage sector acted in concert to produce lower yields and action by the Federal Reserve. Subprime problems spread and risk aversion was a dominant theme in the second half of the reporting period as investors preferred the safety of U.S. Treasury securities over riskier assets. Propelled by the flight-to-quality bid, Treasuries handily outperformed mortgage-backed securities (MBS).

Mortgage-to-Treasury yield spreads increased nearly 25 basis points, negatively impacting mortgage-backed securities performance. Yields decreased across the Treasury curve with shorter maturities being the greatest beneficiaries of strong demand.

1 The LBMBS is comprised of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The LBMBS is unmanaged, and unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

While market participants anticipated the Federal Open Market Committee's (FOMC's) rate reduction on September 18, 2007, the magnitude of the cut--50 basis points--was a surprise relative to market expectations. FOMC action was designed to offset the impact of tighter credit markets and aid economic growth. Two- and ten-year Treasury yields decreased 0.70% and 0.04% to 3.98% and 4.59%, respectively.

DURATION

Throughout the reporting period, the interest rate sensitivity was adjusted to reflect management's views on the economy. In the latter portion of the reporting period, an effective duration below that of LBMBS reflected an opinion that interest rates would be steady or possibly rise. However, the subprime mortgage crisis and consequent flight-to-quality bid for U.S. Treasuries fueled the move to lower interest rates. As a result, duration stance modestly detracted from fund performance for the reporting period.

SECTOR ALLOCATION

The fund was fully invested in MBS throughout the reporting period, including the investment of a portion of dollar-roll proceeds in floating rate agency collateralized mortgage obligations (CMOs). Increased volatility and the subprime mortgage crisis drove investors away from MBS, which resulted in greater mortgage-to-Treasury yield spreads. As mortgages did not perform well during the period, the fund's exposure negatively impacted performance.

YIELD CURVE

The steepness of the yield curve, as measured by the 2- to 10-year Treasury yield spread, increased 0.66% during the reporting period as short-term rates decreased to a much greater extent than long-term maturities. Investment strategies designed to take advantage of the flattening yield curve proved advantageous to fund performance.

GROWTH OF A $100,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Mortgage Fund (Institutional Shares) (the "Fund") from September 30, 1997 to September 30, 2007, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS) 2 and the Lipper U.S. Mortgage Fund Category (LUSMFC). 3

Average Annual Total Returns for the Period Ended 9/30/2007
1 Year	4.85%
5 Years	3.72%
10 Years	5.82%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Mortgage Fund (Institutional Service Shares) (the "Fund") from September 30, 1997 to September 30, 2007, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS) 2 and the Lipper U.S. Mortgage Fund Category (LUSMFC). 3

Average Annual Total Returns for the Period Ended 9/30/2007
1 Year	4.57%
5 Years	3.43%
10 Years	5.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	100.6%
Non-Agency Mortgage-Backed Securities	15.6%
Derivatives Contracts for U.S. Treasury Securities [2,3]	0.0%
Repurchase Agreements--Cash	1.0%
Repurchase Agreements--Collateral [4]	0.6%
Other Assets and Liabilities--Net [5]	(17.8)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 The impact of a derivative contract on the Fund's performance may be larger than its relative market value would indicate. In many cases, the value of securities underlying a derivative contract or the notional amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including such underlying or notional values, can be found in the table at the end of the Portfolio of Investments included in this Annual Report.

3 Represents less than 0.1%.

4 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2007

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--78.0%
		Federal Home Loan Mortgage Corporation--53.8%
$12,757,243	[1]	4.500%, 6/1/2019 - 10/1/2020	$12,338,047
58,755,591		5.000%, 2/1/2019 - 6/1/2036	56,469,745
73,044,955	[2]	5.500%, 4/1/2021 - 10/1/2037	71,785,271
41,423,989	[2]	6.000%, 9/1/2021 - 10/1/2037	41,650,611
10,000,000	[2]	6.500%, 10/1/2037	10,178,856
789,369		7.500%, 1/1/2027 - 2/1/2031	837,211
53,021		8.000%, 3/1/2031	55,480
		TOTAL	193,315,221
		Federal National Mortgage Association--21.3%
2,541,759		4.500%, 12/1/2019 - 10/1/2037	2,419,897
6,644,131		5.000%, 7/1/2019 - 10/1/2035	6,393,350
24,217,488		5.500%, 9/1/2034 - 12/1/2035	23,767,392
33,960,315	[2]	6.000%, 11/1/2034 - 10/1/2037	34,040,330
8,452,793	[2]	6.500%, 2/1/2014 - 10/1/2037	8,624,341
1,022,312		7.000%, 6/1/2016 - 2/1/2030	1,070,756
28,946		7.500%, 4/1/2015	30,456
26,453		8.000%, 12/1/2026	28,402
		TOTAL	76,374,924
		Government National Mortgage Association--2.9%
5,000,000		5.500%, 6/15/2037	4,933,733
5,000,000		6.000%, 1/15/2037	5,034,409
184,084		7.000%, 9/15/2028 - 11/15/2031	191,794
316,359		8.000%, 10/15/2030 - 11/15/2030	331,003
		TOTAL	10,490,939
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $277,191,209)	280,181,084
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--32.7%
		Federal Home Loan Mortgage Corporation--9.2%
$718,402		4.500%, 8/15/2011, REMIC 2706 IO	$3,499
4,500,000		6.053%, 1/15/2037, REMIC 3260 PF	4,494,395
3,985,732		6.063%, 6/15/2036, REMIC 3175 FE	3,950,870
5,311,164		6.083%, 5/15/2036, REMIC 3160 FD	5,266,328
5,532,667		6.103%, 4/15/2036, REMIC 3144 FB	5,508,180
10,000,000		6.133%, 7/15/2036, REMIC 3179 FP	10,004,434
1,512,760		6.153%, 8/15/2036, REMIC 3206 FE	1,506,517
2,343,246		7.500%, 4/15/2033, REMIC 3076 NM	2,451,232
		TOTAL	33,185,455
		Federal National Mortgage Association--7.9%
287,649		0.000%, 10/1/2035, REMIC 361 1	216,260
926,324		5.381%, 10/25/2031, REMIC 2005-63 FC	915,582
3,739,104		5.431%, 7/25/2036, REMIC 2006-58 FP	3,715,154
5,216,355		5.471%, 11/25/2036, REMIC 2006-104 FY	5,178,902
5,624,616		5.481%, 9/25/2036, REMIC 2006-81 FB	5,598,600
4,495,590		5.491%, 12/25/2036, REMIC 2006-115 EF	4,468,288
5,150,713		5.511%, 9/25/2036, REMIC 2006-85 PF	5,129,440
1,743,113		5.511%, 10/25/2036, REMIC 2006-93 FM	1,732,027
1,280,098		5.531%, 6/25/2036, REMIC 2006-43 FL	1,277,518
161,137		6.500%, 4/1/2032, REMIC 321 2	41,380
		TOTAL	28,273,151
		Non-Agency Mortgage--15.6%
3,982,539		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	3,937,536
3,672,951		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	3,383,706
2,716,366		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	2,641,342
3,989,592		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,005,739
4,197,693		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 8/25/2037	4,243,143
4,100,000		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 9/25/2037	4,107,687
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$2,713,325		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	$2,685,124
1,897,029		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,844,669
1,895,963		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	1,859,741
2,578,120		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.526%, 11/25/2034	2,539,885
2,117,334		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.703%, 5/19/2047	2,035,066
3,963,919		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	3,982,502
3,997,094		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	4,012,871
4,000,000		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,945,000
680	[3]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	476
93,224	[3]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	71,783
325,775	[3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	11,301
3,159,464		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,057,611
1,462,633		Washington Mutual 2006-AR1, Class 2A1B, 6.053%, 1/25/2046	1,411,097
2,529,663		Washington Mutual 2006-AR15, Class 1A, 5.823%, 11/25/2046	2,466,624
3,953,777		Wells Fargo Mortgage Backed Securities Trust 2007-11, Class A96, 6.000%, 8/25/2037	3,909,129
		TOTAL	56,152,032
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $118,121,814)	117,610,638
		ADJUSTABLE RATE MORTGAGES--5.5%
		Federal Home Loan Mortgage Corporation--1.8%
6,533,405		5.541%, 3/1/2037, ARM	6,555,014
		Federal National Mortgage Association--3.7%
6,255,566		5.630%, 4/1/2036, ARM	6,287,241
6,937,780		5.700%, 4/1/2037, ARM	7,003,838
		TOTAL	13,291,079
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $19,852,292)	19,846,093
Principal Amount			Value
		REPURCHASE AGREEMENTS--1.6%
$1,803,000	[4]	Interest in $83,201,000 joint repurchase agreement 5.10%, dated 9/13/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $83,531,031 on 10/11/2007. The market value of the underlying securities at the end of the period was $85,697,253 (segregated pending settlement of dollar-roll transactions).	$1,803,000
3,733,000		Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162.	3,733,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	5,536,000
		TOTAL INVESTMENTS--117.8% (IDENTIFIED COST $420,701,315) [5]	423,173,815
		OTHER ASSETS AND LIABILITIES - NET--(17.8%)	(63,919,736)
		TOTAL NET ASSETS--100%	$359,254,079

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 All or a portion of these securities are subject to dollar-roll transactions.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $83,560, which represented 0.02% of total net assets.

4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 The cost of investments for federal tax purposes amounts to $420,459,379.

At September 30, 2007, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6] U.S. Treasury Notes 2-Year Long Futures	258	$53,418,094	December 2007	$136,139
[6] U.S. Treasury Bond Short Futures	85	$ 9,464,219	December 2007	$ 8,328
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$144,467

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets:
Total investments in securities, at value (identified cost $420,701,315)		$423,173,815
Cash		911
Income receivable		1,685,055
Receivable for investments sold		28,971,304
Receivable for shares sold		370,238
TOTAL ASSETS		454,201,323
Liabilities:
Payable for investments purchased	$93,766,043
Payable for shares redeemed	336,326
Income distribution payable	797,158
Payable for distribution services fee (Note 5)	2,832
Payable for shareholder services fee (Note 5)	12,693
Payable for daily variation margin	12,094
Accrued expenses	20,098
TOTAL LIABILITIES		94,947,244
Net assets for 36,945,953 shares outstanding		$359,254,079
Net Assets Consist of:
Paid-in capital		$374,389,354
Net unrealized appreciation of investments and futures contracts		2,616,967
Accumulated net realized loss on investments and futures contracts		(17,793,431)
Undistributed net investment income		41,189
TOTAL NET ASSETS		$359,254,079
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($290,966,885 ÷ 29,923,038 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.72
Institutional Service Shares:
($68,287,194 ÷ 7,022,915 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.72

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2007

Investment Income:
Interest			$20,577,922
Expenses:
Investment adviser fee (Note 5)		$1,445,542
Administrative personnel and services fee (Note 5)		286,170
Custodian fees		26,835
Transfer and dividend disbursing agent fees and expenses		59,916
Directors'/Trustees' fees		7,124
Auditing fees		21,007
Legal fees		6,935
Portfolio accounting fees		97,973
Distribution services fee--Institutional Service Shares (Note 5)		179,432
Shareholder services fee--Institutional Service Shares (Note 5)		154,479
Share registration costs		31,446
Printing and postage		25,044
Insurance premiums		7,728
Taxes		23,200
Miscellaneous		2,192
TOTAL EXPENSES		2,375,023
Waivers (Note 5):
Waiver of investment adviser fee	$(777,070)
Waiver of administrative personnel and services fee	(10,795)
Waiver of distribution services fee--Institutional Service Shares	(143,546)
TOTAL WAIVERS		(931,411)
Net expenses			1,443,612
Net investment income			19,134,310
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,883,582)
Net realized gain on futures contracts			245,961
Net change in unrealized appreciation of investments			(325,543)
Net change in unrealized appreciation of futures contracts			93,418
Net realized and unrealized loss on investments and futures contracts			(1,869,746)
Change in net assets resulting from operations			$17,264,564

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,134,310	$15,697,733
Net realized loss on investments and futures contracts	(1,637,621)	(7,181,192)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(232,125)	4,507,701
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,264,564	13,024,242
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,833,067)	(12,958,377)
Institutional Service Shares	(3,728,920)	(3,077,956)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,561,987)	(16,036,333)
Share Transactions:
Proceeds from sale of shares	105,405,955	86,624,871
Net asset value of shares issued to shareholders in payment of distributions declared	10,091,023	8,860,987
Cost of shares redeemed	(95,822,047)	(73,284,819)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,674,931	22,201,039
Change in net assets	17,377,508	19,188,948
Net Assets:
Beginning of period	341,876,571	322,687,623
End of period (including undistributed net investment income of $41,189 and $37,190, respectively)	$359,254,079	$341,876,571

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may periodically buy and sell financial futures contracts to manage duration and cash flow, enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended September 30, 2007, the Fund had net realized gains on futures contracts of $245,961.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchase and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return. Dollar-rolls are subject to interest rate and credit risks.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2007, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$ 578
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$69,944
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$12,829

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,463,202	$82,485,089	6,112,494	$59,275,148
Shares issued to shareholders in payment of distributions declared	861,679	8,408,537	752,422	7,318,101
Shares redeemed	(7,108,499)	(69,349,210)	(5,449,440)	(53,015,275)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,216,382	$21,544,416	1,415,476	$13,577,974

Year Ended September 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,351,474	$22,920,866	2,810,892	$27,349,723
Shares issued to shareholders in payment of distributions declared	172,375	1,682,486	158,615	1,542,886
Shares redeemed	(2,719,433)	(26,472,837)	(2,084,789)	(20,269,544)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(195,584)	$(1,869,485)	884,718	$8,623,065
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,020,798	$19,674,931	2,300,194	$22,201,039

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for dollar-roll adjustments.

For the year ended September 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$75	$431,676	$(431,751)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2007 and September 30, 2006, was as follows:

	2007	2006
Ordinary income	$19,561,987	$16,036,333

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$40,296
Net unrealized appreciation	$2,714,406
Capital loss carryforwards and deferrals	$(17,889,977)

At September 30, 2007, the cost of investments for federal tax purposes was $420,459,379. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $2,714,436. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,103,163 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,388,727.

At September 30, 2007, the Fund had a capital loss carryforward of $15,786,459 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 61,009
2013	$6,048,203
2014	$2,323,596
2015	$ 7,353,651

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, for federal income tax purposes, post October losses of $2,103,518 were deferred to October 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the Adviser voluntarily waived $777,070 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,795 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, FSC voluntarily waived $143,546 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2007, FSC retained $35,886 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2007, FSSC did not receive any fees paid by the Fund. For the year ended September 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.64%, respectively, for the fiscal year ending September 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after November 30, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2007, were as follows:

Purchases	$43,973,526
Sales	$3,968,710

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities of Federated Mortgage Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 15, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/ Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED MORTGAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

29311 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Year Ended September 30,				Period Ended
	2007	2006	2005 [2]	2004	9/30/2003	[3]
Net Asset Value, Beginning of Period	$9.36	$9.35	$9.35	$9.50	$9.60
Income From Investment Operations:
Net investment income	0.40 [4]	0.32	0.25	0.20	0.25
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.06)	0.01	(0.05)	(0.15)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.33	0.20	0.05	0.15
Less Distributions:
Distributions from net investment income	(0.40)	(0.32)	(0.20)	(0.20)	(0.25)
Net Asset Value, End of Period	$9.30	$9.36	$9.35	$9.35	$9.50
Total Return [5]	3.64%	3.56%	2.42%	0.68%	1.23%

Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90	% [6]
Net investment income	4.22%	3.33%	2.35%	2.34%	2.53	% [6]
Expense waiver/reimbursement [7]	0.43%	0.43%	0.40%	0.40%	0.37	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$46,749	$73,894	$147,396	$340,610	$432,352
Portfolio turnover	32%	15%	26%	39%	63	% [8]

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated for all periods presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

4 Per share numbers have been calculated using the average shares method.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,012.10	$4.54
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.56	$4.56

1 Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 3.64% for Class A Shares. By comparison, for the same period, the Merrill Lynch 1-Year Treasury Note Index (ML1T), a broad-based market index tracking one-year U.S. government securities, returned 5.50%, while the average 9-month London Interbank Offered Rate (LIBOR) was 5.27%. The fund's total return for the 12-month reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the ML1T.

MARKET OVERVIEW

The 12-month reporting period is probably best bifurcated into two portions; the period prior to June 30, 2007, and the three months thereafter. The initial part of the period continued the general rally in credit and belief in higher Federal Funds Target Rates which had been observed during the fund's prior fiscal year. 3 With the meltdown of the U.S. mortgage market during the fourth fiscal quarter however, credit spreads, especially in non-agency mortgage-related securities, widened precipitously. Corporate credit spreads also widened, and premia for liquidity developed in nearly every market, even the one for agency mortgage securities. By the end of the fiscal year, coordinated action by the Federal Reserve and other monetary agencies had helped to alleviate the worst of the liquidity crunch. Credit spreads for agency mortgage debt have recovered somewhat, along with spreads for corporate bonds, though not to the levels seen prior to the mortgage dislocation. Non-agency mortgage spreads however, particularly for lower-rated tranches of mortgage pools backed by loans from low-quality borrowers, have continued to deteriorate. Overall, the market continues to generally tread on thin ice. In this uncertain market environment, credit sensitive securities, like corporate bonds and asset-backed securities (ABS) underperformed non-credit sensitive securities like Treasury and agency securities.

1 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.

2 LIBOR (London Interbank Offered Rate) is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted for the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

SECTOR ALLOCATION

The fund's emphasis on credit sensitive securities, such as asset-backed and corporate debt securities, rather than Treasury and agency securities, detracted from fund performance during the reporting period. At period end, the fund maintained its largest allocation (approximately 35%) to asset-backed securities (ABS). In general the fund's ABS exposure detracted from the fund's performance. The home equity sub-sector of the ABS market (6% of fund assets at fiscal year end) experienced very poor performance in the last three months of the period under review and pulled the entire ABS sector along with it. Short duration corporate securities (approximately 20% of assets at fiscal year end) performed better on average than short duration home equity ABS securities. 4 Holdings of agency mortgage-backed securities, at 14% of assets, helped support performance as this sector generated the highest return of the various short-term sectors. Non-agency mortgage-backed securities (also 14% of assets) were a mixed bag, with high-quality pools from the best borrowers faring better than those from lesser-quality, or "alt-A," pools.

SECURITY SELECTION

A few specific portfolio holdings detracted from performance. The Harwood Street Funding 2004-1 Certificate was marked down in price, causing an approximate 21 basis point decline in fund value. The Nationstar NIM Trust 2007-C, Class A security was also marked down, resulting in a 5 basis point reduction in value. The Washington Mutual 2007-WM1 Class N1 net interest margin security was marked down, resulting in a 13 basis point decline in fund value. The sale of the position in Residential Capital Corporation at a loss resulted in an approximate 11 basis point reduction in fund value. Other security markdowns also affected fund value, though no other valuation changes had more than a three basis point effect.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The Fund's Class A Shares commenced operations on October 11, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated Ultrashort Bond Fund (Class A Shares) (the "Fund") from September 30, 1997 to September 30, 2007 compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Return for the Period Ended 9/30/2007 [3]
1 Year	1.58%
5 Years	1.88%
10 Years	3.40%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	35.1%
Corporate Debt Securities	20.4%
Collateralized Mortgage Obligations	17.2%
Mortgage-Backed Securities [3]	11.5%
Cash Equivalents [4]	17.4%
Other Assets and Liabilities--Net [5]	(1.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Portfolio of Investments

September 30, 2007

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--5.7%
		Federal National Mortgage Association--5.7%
$7,766,326		FNMA ARM 544848, 5.889%, 4/1/2030	$7,750,801
5,561,896		FNMA ARM 544872, 6.112%, 7/1/2034	5,558,208
1,499,630		FNMA ARM 556379, 6.429%, 5/1/2040	1,500,872
5,956,981		FNMA ARM 618128, 5.549%, 8/1/2033	5,883,960
42,471		FNMA ARM 638822, 7.275%, 6/1/2032	43,094
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $21,119,539)	20,736,935
		ASSET-BACKED SECURITIES--35.1%
		Auto Receivables--14.5%
1,916,081		Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.52%, 5/6/2010	1,909,791
4,000,000		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/7/2011	4,001,809
2,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	2,004,653
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,761,363
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,443,281
2,518,653		BMW Vehicle Owner Trust 2006-A, Class A2, 5.30%, 5/26/2009	2,518,596
3,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,996,325
1,621,282		Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009	1,620,583
2,000,000		Carmax Auto Owner Trust 2007-3, Class A3B, 5.903%, 12/15/2011	1,996,696
261,458		Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010	261,291
433,817		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	430,847
1,360,887		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 7/15/2012	1,330,117
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	2,001,603
2,000,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 6.103%, 6/15/2012	2,000,809
2,054,616		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	2,048,204
2,249,905		Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010	2,250,127
1,082,945		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	1,073,247
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,750,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	$2,711,349
1,668,299	[1,2]	JPMorgan Auto Receivables Trust 2006-A, Class A2, 5.35%, 6/15/2009	1,664,467
373,590		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	372,879
455,897		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	445,000
215,337		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	215,247
1,373,427		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	1,373,135
2,352,072		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	2,340,501
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 5.62%, 1/15/2012	1,979,436
3,000,000		USAA Auto Owner Trust 2007-2, Class A2, 4/15/2010	2,996,728
1,170,876		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	1,169,813
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,464,294
		TOTAL	52,382,191
		Credit Card--8.4%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 5.41%, 4/16/2012	2,993,269
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	511,652
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/15/2014	3,849,046
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	3,000,340
3,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 5.378%, 9/15/2011	2,986,621
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 5.45%, 11/25/2013	4,965,633
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 5.64%, 10/7/2013	4,940,393
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	5,963,608
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	987,955
		TOTAL	30,198,517
		Equipment Lease--3.5%
507,026		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	505,205
3,853,157		CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011	3,820,968
703,038		CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009	701,669
863,498	[1,2]	Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010	855,217
539,687	[1,2]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	533,701
4,000,000	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	4,000,018
2,000,000		John Deere Owner Trust 2007-A, Class A2, 5.24%, 10/15/2009	1,998,690
		TOTAL	12,415,468
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--6.2%
$2,500,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/15/2035	$2,482,147
1,680,351		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	1,660,135
294,921		Countrywide Asset-Backed Certificates 2004-4, Class A, 5.69%, 8/25/2034	287,863
1,434,618		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,398,034
2,260,098	[1,2]	GSAA Home Equity NIM Trust 2007-3, Class N1, 6.00%, 1/26/2037	2,226,197
1,029,953	[1,2]	GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036	875,460
1,750,456		Lehman XS Trust 2005-8, Class 2A1A, 5.33%, 12/25/2035	1,743,618
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	888,091
109,416	[1]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	21,952
2,798,627	[1,2]	NationStar NIM Trust 2007-B, Class A, 8.75%, 5/25/2037	2,742,654
1,649,670	[1,2]	Nationstar NIM Trust 2007-C, Class A, 8.00%, 6/25/2037	1,447,585
113,657		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.72%, 3/25/2035	113,656
219,427		Option One Mortgage Loan Trust 2005-1, Class A1B, 5.65%, 2/25/2035	218,589
1,850,000		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,829,084
2,044,908	[1,2]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	1,932,725
286,609		Residential Asset Securitization Trust 2003-KS6, Class A2, 5.92%, 8/25/2033	285,490
139,428		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	139,437
2,532,132	[1,2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1,899,099
		TOTAL	22,191,816
		Manufactured Housing--1.5%
1,025,670		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	1,045,968
3,973,858		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	4,092,739
101,009		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	98,429
67,228		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016	67,377
		TOTAL	5,304,513
		Other--0.4%
1,630,000	[1,2]	KLIO Funding Ltd. 2004-1A, Class A1, 5.91%, 4/23/2039	1,502,721
		Rate Reduction Bond--0.6%
2,338,592		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	2,321,030
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $128,367,725)	126,316,256
Principal Amount			Value
		CORPORATE BONDS--20.4%
		Basic Industry - Chemicals--1.2%
$4,300,000		Praxair, Inc., 2.75%, 6/15/2008	$4,230,482
		Capital Goods - Aerospace & Defense--0.5%
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,971,958
		Capital Goods - Building Materials--0.6%
2,000,000		CRH America, Inc., 5.625%, 9/30/2011	1,991,010
		Communications - Media & Cable--1.7%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,032,891
3,000,000		Cox Communications, Inc., Note, 5.91%, 12/14/2007	3,002,787
1,000,000	[1,2]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	991,402
		TOTAL	6,027,080
		Communications - Media Noncable--1.3%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 6.024%, 6/15/2010	4,738,350
		Communications - Telecom Wirelines--1.2%
2,000,000		BellSouth Corp., 5.485%, 11/15/2007	2,000,463
2,290,000		Telecom Italia Capital, Note, 5.836%, 2/1/2011	2,269,692
		TOTAL	4,270,155
		Consumer Cyclical - Automotive--1.0%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,566,593
		Consumer Cyclical - Entertainment--0.4%
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,529,052
		Consumer Cyclical - Retailers--0.6%
2,100,000		Target Corp., 3.375%, 3/1/2008	2,084,176
		Consumer Non-Cyclical Food/Beverage--1.0%
3,500,000		General Mills, Inc., 3.875%, 11/30/2007	3,491,233
		Consumer Non-Cyclical Products--1.4%
2,500,000		Gillette Co., 2.875%, 3/15/2008	2,474,718
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,460,776
		TOTAL	4,935,494
		Energy - Independent--1.2%
2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 6.094%, 9/15/2009	2,486,697
1,862,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,823,970
		TOTAL	4,310,667
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--0.6%
$2,222,250	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	$2,249,307
		Financial Institution - Banking--1.8%
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,802,294
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	2,000,066
2,500,000		J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009	2,536,868
		TOTAL	6,339,228
		Financial Institution - Finance Noncaptive--2.5%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,084,854
2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,975,164
		TOTAL	9,060,018
		Financial Institution - Insurance - P&C--0.5%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,978,358
		Financial Institution - REITs--0.8%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	3,052,429
		Technology--0.9%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,006,780
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,116,674
		TOTAL	3,123,454
		Transportation - Services--0.4%
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,514,356
		Utility - Electric--0.8%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,989,014
		TOTAL CORPORATE BONDS (IDENTIFIED COST $73,884,849)	73,452,414
		MORTGAGE--BACKED SECURITIES--1.0%
		Federal National Mortgage Association--1.0%
1,344,228		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	1,351,147
2,057,266		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	2,103,142
		TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $3,523,765)	3,454,289
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--15.9%
		Commercial Mortgage--0.7%
$2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/11/2042	$2,518,073
		Federal Home Loan Mortgage Corp.--0.3%
489,187		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	10,372
914,458		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	916,406
		TOTAL	926,778
		Financial Institution - Banking--1.3%
4,823,411		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	4,783,931
		Non-Agency Mortgage--13.6%
78,530		Bank of America Mortgage Securities 2003-A, Class 1A1, 7.372%, 2/25/2033	78,299
661,594	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.622%, 1/28/2029	590,678
3,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	3,004,361
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.87%, 11/20/2035	948,786
1,855,168		Countrywide Home Loans 2003-15, Class 1A1, 5.82%, 6/25/2018	1,852,427
1,559,257		Countrywide Home Loans 2006-OA5, Class 2A3, 5.69%, 4/25/2046	1,481,410
2,091,090		Crusade Global Trust 2005-1, Class A1, 5.42%, 6/17/2037	2,078,448
4,000,000	[1,2]	Harwood Street Funding I LLC 2004-1, CTFS, 7.32%, 9/20/2009	3,190,800
1,240,204		Impac CMB Trust 2004-7, Class 1A2, 5.78%, 11/25/2034	1,224,518
1,612,402		Impac CMB Trust 2004-9, Class 1A2, 5.76%, 1/25/2035	1,612,070
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037	3,940,000
3,560,258		Master Asset Securitization Trust 2003-8, Class 3A2, 5.72%, 9/25/2033	3,561,112
2,300,000		Permanent Master Issuer PLC 2006-1, Class 1C, 5.556%, 7/15/2042	2,300,537
916	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023	687
449,309		WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 6.52%, 12/25/2035	377,239
4,358,320		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	4,237,471
2,681,494		Washington Mutual 2006-AR1, Class 2A1B, 6.099%, 1/25/2046	2,587,012
3,372,884		Washington Mutual 2006-AR15, Class 1A, 5.989%, 11/25/2046	3,288,832
1,630,937		Washington Mutual 2006-AR17, Class 1A, 5.849%, 12/25/2046	1,590,800
4,902,472		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	4,782,890
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,185,624		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.512%, 7/25/2034	$1,183,975
5,217,460		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.733%, 7/25/2034	5,159,817
		TOTAL	49,072,169
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $60,817,491)	57,300,951
		MUTUAL FUNDS--22.6% 3
2,059,521		Federated Mortgage Core Portfolio	20,183,310
61,371,986	[4]	Prime Value Obligations Fund, Institutional Shares, 5.27%	61,371,986
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $82,240,614)	81,555,296
		TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $369,953,983) [5]	362,816,141
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(2,536,830)
		TOTAL NET ASSETS - NET--100%	$360,279,311

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $37,557,885, which represented 10.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2007, these liquid restricted securities amounted to $36,944,568, which represented 10.3% of total net assets.

3 Affiliated companies.

4 7-Day net yield.

5 The cost of investments for federal tax purposes amounts to $369,983,951.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
CTFS	--Certificates
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets:
Total investments in securities, at value including $81,555,296 of investments in affiliated issuers (Note 5) (identified cost $369,953,983)		$362,816,141
Income receivable		1,426,063
Receivable from adviser		2,343
Receivable for shares sold		53,156
TOTAL ASSETS		364,297,703
Liabilities:
Payable for investments purchased	$2,999,934
Payable for shares redeemed	306,869
Income distribution payable	559,329
Payable for distribution services fee (Note 5)	25,275
Payable for shareholder services fee (Note 5)	28,296
Accrued expenses	98,689
TOTAL LIABILITIES		4,018,392
Net assets for 38,738,153 shares outstanding		$360,279,311
Net Assets Consist of:
Paid-in capital		$460,772,740
Net unrealized depreciation of investments		(7,137,842)
Accumulated net realized loss on investments and futures contracts		(93,437,608)
Undistributed net investment income		82,021
TOTAL NET ASSETS		$360,279,311
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($231,255,242 ÷ 24,865,105 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.30
Offering price per share		$9.30
Redemption proceeds per share		$9.30
Institutional Service Shares:
Net asset value per share ($82,275,559 ÷ 8,846,477 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.30
Offering price per share		$9.30
Redemption proceeds per share		$9.30
Class A Shares:
Net asset value per share ($46,748,510 ÷ 5,026,571 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$9.30
Offering price per share (100/98.00 of $9.30) [1]		$9.49
Redemption proceeds per share		$9.30

1 See "What Do Shares Cost?" in the Prospectus

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2007

Investment Income:
Interest			$17,745,604
Dividends (received from affiliated issuers (Note 5))			3,420,498
TOTAL INCOME			21,166,102
Expenses:
Investment adviser fee (Note 5)		$2,470,540
Administrative personnel and services fee (Note 5)		326,121
Custodian fees		22,561
Transfer and dividend disbursing agent fees and expenses		109,510
Directors'/Trustees' fees		5,421
Auditing fees		22,124
Legal fees		9,618
Portfolio accounting fees		113,947
Distribution services fee--Institutional Service Shares (Note 5)		256,782
Distribution services fee--Class A Shares (Note 5)		172,759
Shareholder services fee--Institutional Service Shares (Note 5)		231,206
Shareholder services fee--Class A Shares (Note 5)		141,302
Account administration fee--Institutional Service Shares		10,188
Share registration costs		55,072
Printing and postage		54,752
Insurance premiums		8,051
Taxes		31,649
Miscellaneous		6,117
TOTAL EXPENSES		4,047,720
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,762,010)
Waiver of administrative personnel and services fee	(12,362)
Waiver of distribution services fee--Institutional Service Shares	(51,356)
TOTAL WAIVERS AND REIMBURSEMENT		(1,825,728)
Net expenses			2,221,992
Net investment income			18,944,110
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized gain of $216,687 on sales of investments in affiliated issuers (Note 5))			(620,632)
Net realized loss on futures contracts			(206,128)
Net change in unrealized depreciation of investments			(1,879,808)
Net change in unrealized depreciation of futures contracts			99,999
Net realized and unrealized loss on investments and futures contracts			(2,606,569)
Change in net assets resulting from operations			$16,337,541

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,944,110	$20,873,828
Net realized loss on investments and futures contracts	(826,760)	(1,462,562)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,779,809)	2,959,281
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,337,541	22,370,547
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,004,554)	(12,660,268)
Institutional Service Shares	(4,430,386)	(4,517,351)
Class A Shares	(2,423,612)	(3,560,362)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,858,552)	(20,737,981)
Share Transactions:
Proceeds from sale of shares	219,361,246	199,894,846
Net asset value of shares issued to shareholders in payment of distributions declared	10,899,260	12,092,386
Cost of shares redeemed	(297,389,856)	(581,094,611)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(67,129,350)	(369,107,379)
Change in net assets	(69,650,361)	(367,474,813)
Net Assets:
Beginning of period	429,929,672	797,404,485
End of period (including undistributed (distributions in excess of) net investment income of $82,021 and $(3,537), respectively)	$360,279,311	$429,929,672

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended September 30, 2007, the Fund had net realized losses on futures contracts of $206,128.

At September 30, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC (Series 1999-3), Class B1, 6.622%, 1/28/2029	7/9/1999	$533,706
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	$108,887
Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023	2/12/1999	$ 53,249

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2007		2006
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	15,959,322	$149,578,987	12,167,635	$113,528,775
Shares issued to shareholders in payment of distributions declared	675,662	6,331,468	673,083	6,276,865
Shares redeemed	(16,791,282)	(157,354,967)	(39,628,826)	(369,571,737)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(156,298)	$(1,444,512)	(26,788,108)	$(249,766,097)

Year Ended September 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	5,981,761	$56,097,852	8,359,657	$78,045,147
Shares issued to shareholders in payment of distributions declared	264,202	2,476,301	291,265	2,716,916
Shares redeemed	(10,396,334)	(97,404,920)	(13,542,513)	(126,270,564)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,150,371)	$(38,830,767)	(4,891,591)	$(45,508,501)

Year Ended September 30	2007		2006
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	1,458,944	$13,684,407	892,237	$8,320,924
Shares issued to shareholders in payment of distributions declared	223,158	2,091,491	332,211	3,098,605
Shares redeemed	(4,546,322)	(42,629,969)	(9,138,896)	(85,252,310)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,864,220)	$(26,854,071)	(7,914,448)	$(73,832,781)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,170,889)	$(67,129,350)	(39,594,147)	$(369,107,379)

1 Shares purchased/redeemed prior to December 5, 2005, have been adjusted to reflect a 1-for-5 reverse share split. (See Note 10.)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$18,858,552	$20,737,981

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$82,021
Net unrealized depreciation	$(7,167,810)
Capital loss carryforwards and deferrals	$(93,407,640)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At September 30, 2007, the cost of investments for federal tax purposes was $369,983,951. The net unrealized depreciation of investments for federal tax purposes was $7,167,810. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $433,097 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,600,907.

At September 30, 2007, the Fund had a capital loss carryforward of $92,421,120 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$ 7,195,870
2015	$ 2,881,559

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, for federal income tax purposes, post October losses of $986,520 were deferred to October 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the Adviser voluntarily waived $1,726,816 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,362 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, FSC voluntarily waived $51,356 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2007, FSC retained $323,443 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2007, FSSC did not receive any fees paid by the Fund. For the year ended September 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Commencing on August 1, 2005 and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder services fee agreements. This reimbursement amounted to $47,162 for the year ended September 30, 2006.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90%, respectively for the fiscal year ending September 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after November 30, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2007, the Adviser reimbursed $35,194 in connection with the affiliated mutual funds listed below. Transactions with affiliated companies during the year ended September 30, 2007, are as follows:

Affiliates	Balance of Shares Held 9/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2007	Value	Dividend Income
Federated Mortgage Core Portfolio	1,943,587	115,934	--	2,059,521	$20,183,310	$1,140,287
High Yield Bond Portfolio	258,325	16,727	275,052	--	--	$ 120,502
Prime Value Obligations Fund, Institutional Shares	--	191,153,634	129,781,648	61,371,986	$61,371,986	$2,159,709
TOTAL OF AFFILIATED TRANSACTIONS	2,201,912	191,286,295	130,056,700	63,431,507	$81,555,296	$3,420,498

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2007, were as follows:

Purchases	$111,055,158
Sales	$181,876,540

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. REVERSE SHARE SPLIT

Effective at the close of business on December 5, 2005, the Fund's Institutional Shares, Institutional Service Shares and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.86, $1.86 and $1.86 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The net asset value per share after the reverse share split was $9.32, $9.32 and $9.32 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Ultrashort Bond Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund, a portfolio of Total Return Series, Inc., at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 15, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations Marketing Consultant Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED ULTRASHORT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762

29291 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2007	2006	2005	[2]	2004	2003
Net Asset Value, Beginning of Period	$9.36	$9.35	$9.35		$9.50	$9.65
Income From Investment Operations:
Net investment income	0.45 [3]	0.37	0.25		0.25	0.30
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.06)	0.01	(0.00	) [4]	(0.15)	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.38	0.25		0.10	0.15
Less Distributions:
Distributions from net investment income	(0.45)	(0.37)	(0.25)		(0.25)	(0.30)
Net Asset Value, End of Period	$9.30	$9.36	$9.35		$9.35	$9.50
Total Return [5]	4.20%	4.13%	2.98%		1.24%	1.80%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%		0.35%	0.35%
Net investment income	4.80%	3.85%	2.92%		2.89%	3.28%
Expense waiver/reimbursement [6]	0.43%	0.61%	0.65%		0.65%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,255	$234,322	$483,191		$699,984	$823,087
Portfolio turnover	32%	15%	26%		39%	63%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2007	2006		2005	[2]	2004	2003
Net Asset Value, Beginning of Period	$9.36	$9.35		$9.35		$9.50	$9.65
Income From Investment Operations:
Net investment income	0.41 [3]	0.33		0.25		0.25	0.30
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.06)	0.01		(0.00	) [4]	(0.20)	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.34		0.25		0.05	0.15
Less Distributions:
Distributions from net investment income	(0.41)	(0.33)		(0.25)		(0.20)	(0.30)
Net Asset Value, End of Period	$9.30	$9.36		$9.35		$9.35	$9.50
Total Return [5]	3.75%	3.71	% [6]	2.53%		0.78%	1.35%

Ratios to Average Net Assets:
Net expenses	0.79%	0.76%		0.79%		0.80%	0.80%
Net investment income	4.33%	3.52%		2.46%		2.44%	2.87%
Expense waiver/reimbursement [7]	0.48%	0.52%		0.45%		0.45%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,276	$121,713		$166,817		$347,433	$614,010
Portfolio turnover	32%	15%		26%		39%	63%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

6 During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements (Note 5).

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,014.80	$1.77
Institutional Service Shares	$1,000	$1,012.60	$3.99
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.11	$4.00

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.79%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 4.20% for Institutional Shares and 3.75% for Institutional Service Shares. By comparison, for the same period, the Merrill Lynch 1-Year Treasury Note Index (ML1T), a broad-based market index tracking one-year U.S. government securities, returned 5.50%, while the average 9-month London Interbank Offered Rate (LIBOR) was 5.27%. The fund's total return for the 12-month reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the ML1T.

MARKET OVERVIEW

The 12-month reporting period is probably best bifurcated into two portions; the period prior to June 30, 2007, and the three months thereafter. The initial part of the period continued the general rally in credit and belief in higher Federal Funds Target Rates which had been observed during the fund's prior fiscal year 3 .. With the meltdown of the U.S. mortgage market during the fourth fiscal quarter however, credit spreads, especially in non-agency mortgage-related securities, widened precipitously. Corporate credit spreads also widened, and premia for liquidity developed in nearly every market, even the one for agency mortgage securities. By the end of the fiscal year, coordinated action by the Federal Reserve and other monetary agencies had helped to alleviate the worst of the liquidity crunch. Credit spreads for agency mortgage debt have recovered somewhat, along with spreads for corporate bonds, though not to the levels seen prior to the mortgage dislocation. Non-agency mortgage spreads however, particularly for lower-rated tranches of mortgage pools backed by loans from low-quality borrowers, have continued to deteriorate. Overall, the market continues to generally tread on thin ice. In this uncertain market environment, credit sensitive securities, like corporate bonds and asset-backed securities (ABS) underperformed non-credit sensitive securities like Treasury and agency securities.

1 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.

2 LIBOR (London Interbank Offered Rate) is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted for the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.

3 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.

SECTOR ALLOCATION

The fund's emphasis on credit sensitive securities, such as asset-backed and corporate debt securities, rather than Treasury and agency securities, detracted from fund performance during the reporting period. At period end, the fund maintained its largest allocation (approximately 35%) to asset-backed securities (ABS). In general the fund's ABS exposure detracted from the fund's performance. The home equity sub-sector of the ABS market (6% of fund assets at fiscal year end) experienced very poor performance in the last three months of the period under review and pulled the entire ABS sector along with it. Short duration corporate securities (approximately 20% of assets at fiscal year end) performed better on average than short duration home equity ABS securities 4 .. Holdings of agency mortgage-backed securities, at 14% of assets, helped support performance as this sector generated the highest return of the various short-term sectors. Non-agency mortgage-backed securities (also 14% of assets) were a mixed bag, with high-quality pools from the best borrowers faring better than those from lesser-quality, or "alt-A," pools.

SECURITY SELECTION

A few specific portfolio holdings detracted from performance. The Harwood Street Funding 2004-1 Certificate was marked down in price, causing an approximate 21 basis point decline in fund value. The Nationstar NIM Trust 2007-C, Class A security was also marked down, resulting in a 5 basis point reduction in value. The Washington Mutual 2007-WM1 Class N1 net interest margin security was marked down, resulting in a 13 basis point decline in fund value. The sale of the position in Residential Capital Corporation at a loss resulted in an approximate 11 basis point reduction in fund value. Other security markdowns also affected fund value, though no other valuation changes had more than a three basis point effect.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $250,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Ultrashort Bond Fund (Institutional Shares) (the "Fund") from February 22, 2000 (start of performance) to September 30, 2007, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T) 2 ..

Average Annual Total Return for the Period Ended 9/30/2007
1 Year	4.20%
5 Years	2.86%
Start of Performance (2/22/2000)	3.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Ultrashort Bond Fund (Institutional Service Shares) (the "Fund") from September 30, 1997 to September 30, 2007, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T) 2 ..

Average Annual Total Return for the Period Ended 9/30/2007
1 Year	3.75%
5 Years	2.42%
10 Years	3.89%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	35.1%
Corporate Debt Securities	20.4%
Collateralized Mortgage Obligations	17.2%
Mortgage-Backed Securities [3]	11.5%
Cash Equivalents [4]	17.4%
Other Assets and Liabilities--Net [5]	(1.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Portfolio of Investments

September 30, 2007

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--5.7%
		Federal National Mortgage Association--5.7%
$7,766,326		FNMA ARM 544848, 5.889%, 4/1/2030	$7,750,801
5,561,896		FNMA ARM 544872, 6.112%, 7/1/2034	5,558,208
1,499,630		FNMA ARM 556379, 6.429%, 5/1/2040	1,500,872
5,956,981		FNMA ARM 618128, 5.549%, 8/1/2033	5,883,960
42,471		FNMA ARM 638822, 7.275%, 6/1/2032	43,094
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $21,119,539)	20,736,935
		ASSET-BACKED SECURITIES--35.1%
		Auto Receivables--14.5%
1,916,081		Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.52%, 5/6/2010	1,909,791
4,000,000		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/7/2011	4,001,809
2,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	2,004,653
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,761,363
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,443,281
2,518,653		BMW Vehicle Owner Trust 2006-A, Class A2, 5.30%, 5/26/2009	2,518,596
3,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,996,325
1,621,282		Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009	1,620,583
2,000,000		Carmax Auto Owner Trust 2007-3, Class A3B, 5.903%, 12/15/2011	1,996,696
261,458		Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010	261,291
433,817		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	430,847
1,360,887		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 7/15/2012	1,330,117
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	2,001,603
2,000,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 6.103%, 6/15/2012	2,000,809
2,054,616		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	2,048,204
2,249,905		Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010	2,250,127
1,082,945		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	1,073,247
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,750,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	$2,711,349
1,668,299	[1,2]	JPMorgan Auto Receivables Trust 2006-A, Class A2, 5.35%, 6/15/2009	1,664,467
373,590		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	372,879
455,897		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	445,000
215,337		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	215,247
1,373,427		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	1,373,135
2,352,072		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	2,340,501
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 5.62%, 1/15/2012	1,979,436
3,000,000		USAA Auto Owner Trust 2007-2, Class A2, 4/15/2010	2,996,728
1,170,876		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	1,169,813
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,464,294
		TOTAL	52,382,191
		Credit Card--8.4%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 5.41%, 4/16/2012	2,993,269
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	511,652
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/15/2014	3,849,046
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	3,000,340
3,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 5.378%, 9/15/2011	2,986,621
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 5.45%, 11/25/2013	4,965,633
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 5.64%, 10/7/2013	4,940,393
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	5,963,608
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	987,955
		TOTAL	30,198,517
		Equipment Lease--3.5%
507,026		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	505,205
3,853,157		CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011	3,820,968
703,038		CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009	701,669
863,498	[1,2]	Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010	855,217
539,687	[1,2]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	533,701
4,000,000	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	4,000,018
2,000,000		John Deere Owner Trust 2007-A, Class A2, 5.24%, 10/15/2009	1,998,690
		TOTAL	12,415,468
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--6.2%
$2,500,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/15/2035	$2,482,147
1,680,351		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	1,660,135
294,921		Countrywide Asset-Backed Certificates 2004-4, Class A, 5.69%, 8/25/2034	287,863
1,434,618		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,398,034
2,260,098	[1,2]	GSAA Home Equity NIM Trust 2007-3, Class N1, 6.00%, 1/26/2037	2,226,197
1,029,953	[1,2]	GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036	875,460
1,750,456		Lehman XS Trust 2005-8, Class 2A1A, 5.33%, 12/25/2035	1,743,618
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	888,091
109,416	[1]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	21,952
2,798,627	[1,2]	NationStar NIM Trust 2007-B, Class A, 8.75%, 5/25/2037	2,742,654
1,649,670	[1,2]	Nationstar NIM Trust 2007-C, Class A, 8.00%, 6/25/2037	1,447,585
113,657		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.72%, 3/25/2035	113,656
219,427		Option One Mortgage Loan Trust 2005-1, Class A1B, 5.65%, 2/25/2035	218,589
1,850,000		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,829,084
2,044,908	[1,2]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	1,932,725
286,609		Residential Asset Securitization Trust 2003-KS6, Class A2, 5.92%, 8/25/2033	285,490
139,428		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	139,437
2,532,132	[1,2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1,899,099
		TOTAL	22,191,816
		Manufactured Housing--1.5%
1,025,670		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	1,045,968
3,973,858		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	4,092,739
101,009		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	98,429
67,228		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016	67,377
		TOTAL	5,304,513
		Other--0.4%
1,630,000	[1,2]	KLIO Funding Ltd. 2004-1A, Class A1, 5.91%, 4/23/2039	1,502,721
		Rate Reduction Bond--0.6%
2,338,592		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	2,321,030
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $128,367,725)	126,316,256
Principal Amount			Value
		CORPORATE BONDS--20.4%
		Basic Industry - Chemicals--1.2%
$4,300,000		Praxair, Inc., 2.75%, 6/15/2008	$4,230,482
		Capital Goods - Aerospace & Defense--0.5%
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,971,958
		Capital Goods - Building Materials--0.6%
2,000,000		CRH America, Inc., 5.625%, 9/30/2011	1,991,010
		Communications - Media & Cable--1.7%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,032,891
3,000,000		Cox Communications, Inc., Note, 5.91%, 12/14/2007	3,002,787
1,000,000	[1,2]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	991,402
		TOTAL	6,027,080
		Communications - Media Noncable--1.3%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 6.024%, 6/15/2010	4,738,350
		Communications - Telecom Wirelines--1.2%
2,000,000		BellSouth Corp., 5.485%, 11/15/2007	2,000,463
2,290,000		Telecom Italia Capital, Note, 5.836%, 2/1/2011	2,269,692
		TOTAL	4,270,155
		Consumer Cyclical - Automotive--1.0%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,566,593
		Consumer Cyclical - Entertainment--0.4%
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,529,052
		Consumer Cyclical - Retailers--0.6%
2,100,000		Target Corp., 3.375%, 3/1/2008	2,084,176
		Consumer Non-Cyclical Food/Beverage--1.0%
3,500,000		General Mills, Inc., 3.875%, 11/30/2007	3,491,233
		Consumer Non-Cyclical Products--1.4%
2,500,000		Gillette Co., 2.875%, 3/15/2008	2,474,718
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,460,776
		TOTAL	4,935,494
		Energy - Independent--1.2%
2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 6.094%, 9/15/2009	2,486,697
1,862,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,823,970
		TOTAL	4,310,667
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--0.6%
$2,222,250	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	$2,249,307
		Financial Institution - Banking--1.8%
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,802,294
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	2,000,066
2,500,000		J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009	2,536,868
		TOTAL	6,339,228
		Financial Institution - Finance Noncaptive--2.5%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,084,854
2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,975,164
		TOTAL	9,060,018
		Financial Institution - Insurance - P&C--0.5%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,978,358
		Financial Institution - REITs--0.8%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	3,052,429
		Technology--0.9%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,006,780
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,116,674
		TOTAL	3,123,454
		Transportation - Services--0.4%
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,514,356
		Utility - Electric--0.8%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,989,014
		TOTAL CORPORATE BONDS (IDENTIFIED COST $73,884,849)	73,452,414
		MORTGAGE--BACKED SECURITIES--1.0%
		Federal National Mortgage Association--1.0%
1,344,228		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	1,351,147
2,057,266		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	2,103,142
		TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $3,523,765)	3,454,289
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--15.9%
		Commercial Mortgage--0.7%
$2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/11/2042	$2,518,073
		Federal Home Loan Mortgage Corp.--0.3%
489,187		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	10,372
914,458		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	916,406
		TOTAL	926,778
		Financial Institution - Banking--1.3%
4,823,411		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	4,783,931
		Non-Agency Mortgage--13.6%
78,530		Bank of America Mortgage Securities 2003-A, Class 1A1, 7.372%, 2/25/2033	78,299
661,594	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.622%, 1/28/2029	590,678
3,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	3,004,361
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.87%, 11/20/2035	948,786
1,855,168		Countrywide Home Loans 2003-15, Class 1A1, 5.82%, 6/25/2018	1,852,427
1,559,257		Countrywide Home Loans 2006-OA5, Class 2A3, 5.69%, 4/25/2046	1,481,410
2,091,090		Crusade Global Trust 2005-1, Class A1, 5.42%, 6/17/2037	2,078,448
4,000,000	[1,2]	Harwood Street Funding I LLC 2004-1, CTFS, 7.32%, 9/20/2009	3,190,800
1,240,204		Impac CMB Trust 2004-7, Class 1A2, 5.78%, 11/25/2034	1,224,518
1,612,402		Impac CMB Trust 2004-9, Class 1A2, 5.76%, 1/25/2035	1,612,070
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037	3,940,000
3,560,258		Master Asset Securitization Trust 2003-8, Class 3A2, 5.72%, 9/25/2033	3,561,112
2,300,000		Permanent Master Issuer PLC 2006-1, Class 1C, 5.556%, 7/15/2042	2,300,537
916	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023	687
449,309		WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 6.52%, 12/25/2035	377,239
4,358,320		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	4,237,471
2,681,494		Washington Mutual 2006-AR1, Class 2A1B, 6.099%, 1/25/2046	2,587,012
3,372,884		Washington Mutual 2006-AR15, Class 1A, 5.989%, 11/25/2046	3,288,832
1,630,937		Washington Mutual 2006-AR17, Class 1A, 5.849%, 12/25/2046	1,590,800
4,902,472		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	4,782,890
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,185,624		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.512%, 7/25/2034	$1,183,975
5,217,460		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.733%, 7/25/2034	5,159,817
		TOTAL	49,072,169
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $60,817,491)	57,300,951
		MUTUAL FUNDS--22.6% 3
2,059,521		Federated Mortgage Core Portfolio	20,183,310
61,371,986	[4]	Prime Value Obligations Fund, Institutional Shares, 5.27%	61,371,986
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $82,240,614)	81,555,296
		TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $369,953,983) [5]	362,816,141
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(2,536,830)
		TOTAL NET ASSETS - NET--100%	$360,279,311

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $37,557,885, which represented 10.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2007, these liquid restricted securities amounted to $36,944,568, which represented 10.3% of total net assets.

3 Affiliated companies.

4 7-Day net yield.

5 The cost of investments for federal tax purposes amounts to $369,983,951.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
CTFS	--Certificates
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets:
Total investments in securities, at value including $81,555,296 of investments in affiliated issuers (Note 5) (identified cost $369,953,983)		$362,816,141
Income receivable		1,426,063
Receivable from adviser		2,343
Receivable for shares sold		53,156
TOTAL ASSETS		364,297,703
Liabilities:
Payable for investments purchased	$2,999,934
Payable for shares redeemed	306,869
Income distribution payable	559,329
Payable for distribution services fee (Note 5)	25,275
Payable for shareholder services fee (Note 5)	28,296
Accrued expenses	98,689
TOTAL LIABILITIES		4,018,392
Net assets for 38,738,153 shares outstanding		$360,279,311
Net Assets Consist of:
Paid-in capital		$460,772,740
Net unrealized depreciation of investments		(7,137,842)
Accumulated net realized loss on investments and futures contracts		(93,437,608)
Undistributed net investment income		82,021
TOTAL NET ASSETS		$360,279,311
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($231,255,242 ÷ 24,865,105 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.30
Offering price per share		$9.30
Redemption proceeds per share		$9.30
Institutional Service Shares:
Net asset value per share ($82,275,559 ÷ 8,846,477 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.30
Offering price per share		$9.30
Redemption proceeds per share		$9.30
Class A Shares:
Net asset value per share ($46,748,510 ÷ 5,026,571 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$9.30
Offering price per share (100/98.00 of $9.30) [1]		$9.49
Redemption proceeds per share		$9.30

1 See "What Do Shares Cost?" in the Prospectus

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2007

Investment Income:
Interest			$17,745,604
Dividends (received from affiliated issuers (Note 5))			3,420,498
TOTAL INCOME			21,166,102
Expenses:
Investment adviser fee (Note 5)		$2,470,540
Administrative personnel and services fee (Note 5)		326,121
Custodian fees		22,561
Transfer and dividend disbursing agent fees and expenses		109,510
Directors'/Trustees' fees		5,421
Auditing fees		22,124
Legal fees		9,618
Portfolio accounting fees		113,947
Distribution services fee--Institutional Service Shares (Note 5)		256,782
Distribution services fee--Class A Shares (Note 5)		172,759
Shareholder services fee--Institutional Service Shares (Note 5)		231,206
Shareholder services fee--Class A Shares (Note 5)		141,302
Account administration fee--Institutional Service Shares		10,188
Share registration costs		55,072
Printing and postage		54,752
Insurance premiums		8,051
Taxes		31,649
Miscellaneous		6,117
TOTAL EXPENSES		4,047,720
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,762,010)
Waiver of administrative personnel and services fee	(12,362)
Waiver of distribution services fee--Institutional Service Shares	(51,356)
TOTAL WAIVERS AND REIMBURSEMENT		(1,825,728)
Net expenses			2,221,992
Net investment income			18,944,110
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized gain of $216,687 on sales of investments in affiliated issuers (Note 5))			(620,632)
Net realized loss on futures contracts			(206,128)
Net change in unrealized depreciation of investments			(1,879,808)
Net change in unrealized depreciation of futures contracts			99,999
Net realized and unrealized loss on investments and futures contracts			(2,606,569)
Change in net assets resulting from operations			$16,337,541

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,944,110	$20,873,828
Net realized loss on investments and futures contracts	(826,760)	(1,462,562)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,779,809)	2,959,281
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,337,541	22,370,547
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,004,554)	(12,660,268)
Institutional Service Shares	(4,430,386)	(4,517,351)
Class A Shares	(2,423,612)	(3,560,362)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,858,552)	(20,737,981)
Share Transactions:
Proceeds from sale of shares	219,361,246	199,894,846
Net asset value of shares issued to shareholders in payment of distributions declared	10,899,260	12,092,386
Cost of shares redeemed	(297,389,856)	(581,094,611)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(67,129,350)	(369,107,379)
Change in net assets	(69,650,361)	(367,474,813)
Net Assets:
Beginning of period	429,929,672	797,404,485
End of period (including undistributed (distributions in excess of) net investment income of $82,021 and $(3,537), respectively)	$360,279,311	$429,929,672

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended September 30, 2007, the Fund had net realized losses on futures contracts of $206,128.

At September 30, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC (Series 1999-3), Class B1, 6.622%, 1/28/2029	7/9/1999	$533,706
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	$108,887
Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023	2/12/1999	$ 53,249

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2007		2006
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	15,959,322	$149,578,987	12,167,635	$113,528,775
Shares issued to shareholders in payment of distributions declared	675,662	6,331,468	673,083	6,276,865
Shares redeemed	(16,791,282)	(157,354,967)	(39,628,826)	(369,571,737)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(156,298)	$(1,444,512)	(26,788,108)	$(249,766,097)

Year Ended September 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	5,981,761	$56,097,852	8,359,657	$78,045,147
Shares issued to shareholders in payment of distributions declared	264,202	2,476,301	291,265	2,716,916
Shares redeemed	(10,396,334)	(97,404,920)	(13,542,513)	(126,270,564)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,150,371)	$(38,830,767)	(4,891,591)	$(45,508,501)

Year Ended September 30	2007		2006
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	1,458,944	$13,684,407	892,237	$8,320,924
Shares issued to shareholders in payment of distributions declared	223,158	2,091,491	332,211	3,098,605
Shares redeemed	(4,546,322)	(42,629,969)	(9,138,896)	(85,252,310)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,864,220)	$(26,854,071)	(7,914,448)	$(73,832,781)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,170,889)	$(67,129,350)	(39,594,147)	$(369,107,379)

1 Shares purchased/redeemed prior to December 5, 2005, have been adjusted to reflect a 1-for-5 reverse share split. (See Note 10.)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$18,858,552	$20,737,981

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$82,021
Net unrealized depreciation	$(7,167,810)
Capital loss carryforwards and deferrals	$(93,407,640)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At September 30, 2007, the cost of investments for federal tax purposes was $369,983,951. The net unrealized depreciation of investments for federal tax purposes was $7,167,810. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $433,097 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,600,907.

At September 30, 2007, the Fund had a capital loss carryforward of $92,421,120 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$ 7,195,870
2015	$ 2,881,559

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, for federal income tax purposes, post October losses of $986,520 were deferred to October 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the Adviser voluntarily waived $1,726,816 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,362 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, FSC voluntarily waived $51,356 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2007, FSC retained $323,443 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2007, FSSC did not receive any fees paid by the Fund. For the year ended September 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Commencing on August 1, 2005 and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder services fee agreements. This reimbursement amounted to $47,162 for the year ended September 30, 2006.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90%, respectively for the fiscal year ending September 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after November 30, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2007, the Adviser reimbursed $35,194 in connection with the affiliated mutual funds listed below. Transactions with affiliated companies during the year ended September 30, 2007, are as follows:

Affiliates	Balance of Shares Held 9/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2007	Value	Dividend Income
Federated Mortgage Core Portfolio	1,943,587	115,934	--	2,059,521	$20,183,310	$1,140,287
High Yield Bond Portfolio	258,325	16,727	275,052	--	--	$ 120,502
Prime Value Obligations Fund, Institutional Shares	--	191,153,634	129,781,648	61,371,986	$61,371,986	$2,159,709
TOTAL OF AFFILIATED TRANSACTIONS	2,201,912	191,286,295	130,056,700	63,431,507	$81,555,296	$3,420,498

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2007, were as follows:

Purchases	$111,055,158
Sales	$181,876,540

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. REVERSE SHARE SPLIT

Effective at the close of business on December 5, 2005, the Fund's Institutional Shares, Institutional Service Shares and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.86, $1.86 and $1.86 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The net asset value per share after the reverse share split was $9.32, $9.32 and $9.32 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Ultrashort Bond Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund, a portfolio of Total Return Series, Inc., at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 15, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations Marketing Consultant Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED ULTRASHORT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q747
Cusip 31428Q754

29540 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $65,400

                  Fiscal year ended 2006 - $61,895

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,712 and $0
      respectively.  Fiscal year ended 2007 - Discussions related to accounting for swaps.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2007- $137,760

                  Fiscal year ended 2006 - $171,695

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007